T. Rowe Price Retirement 2005 Fund—Advisor Class

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2015 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2025 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2035 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement 2045 Fund—Advisor Class

T. Rowe Price Retirement 2050 Fund—Advisor Class

T. Rowe Price Retirement 2055 Fund—Advisor Class

T. Rowe Price Retirement 2060 Fund—Advisor Class

T. Rowe Price Retirement Balanced Fund—Advisor Class

Supplement to Prospectus Dated October 1, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

In Section 3, the following two rows are hereby added to the table entitled “Description of Underlying Funds” under “Stock Funds”:

Description of Underlying Funds
Stock Funds	Objective/Program
Mid-Cap Index

Seeks to match the investment return of mid-capitalization U.S. stocks by tracking the performance of the Russell Select Midcap Index. Invests in the stocks in the index using a full replication strategy.

Small-Cap Index	Seeks to match the investment return of small-capitalization U.S. stocks by tracking the performance of the Russell 2000® Index. Invests in the stocks in the index using a full replication strategy.
The date of this supplement is January 15, 2016.

E216-041 1/15/16